General and Administrative Expenses	3 Months Ended
Dec. 31, 2018
General and Administrative Expenses [Abstract]
General and Administrative Expenses
12.	General and Administrative Expenses:

General and administrative expenses include public registration costs and costs in relation to the administration of the Company.

Company Administration Expenses: Company administration expenses for the period ended September 30, 2017, the year ended September 30, 2018 and the three-months ended December 31, 2018 amounted to $58,467, $109,233 and $22,954, respectively. Company administration expenses include audit fees, Chief Executive Officer and Chief Financial Officer compensation and other professional fees and expenses and are analyzed as follows:

	Period ended September 30, 2017	Year ended September 30, 2018	Three months ended December 31, 2018
Audit fees	$49,500	$91,700	$20,000
Chief Executive and Chief Financial Officer compensation	6,600	12,000	3,000
Other professional fees	2,367	5,533	(46)
Total	$58,467	$109,233	$22,954

Public Registration Costs: During the period ended September 30, 2017, the year ended September 30, 2018 and the three months ended December 31, 2018, the Company incurred public registration costs of $35,973, $350,167 and $161,116 respectively. Public registration costs relate to the costs incurred by the Company in connection with the Company’s registration and listing of its 2,400,000 issued and outstanding common shares in the Norwegian OTC on December 21, 2018 and the NASDAQ Stock Exchange on February 11, 2019. Apart from registration and listing costs, public registration costs further include legal, consultancy and other costs incurred in connection with the subject listings.